Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—47.7%
		Australia—0.4%
540,093		Glencore PLC	$ 2,134,449
		Austria—0.8%
43,749		Erste Group Bank AG	4,157,638
		Canada—1.1%
266,228		Lundin Mining Corp.	3,080,324
84,022		Methanex Corp.	2,984,376
		TOTAL	6,064,700
		France—9.2%
183,447	[1]	Alstom SA	4,412,560
101,865		AXA SA	4,739,272
55,213		BNP Paribas SA	4,958,805
24,190		Capgemini SE	3,434,139
44,209		Compagnie de St. Gobain SA	4,772,922
61,235		Compagnie Generale des Etablissements Michelin SCA, Class B	2,214,793
3,165		LVMH Moet Hennessy Louis Vuitton SE	1,864,957
269,712		Orange SA	4,392,094
18,488		Pernod Ricard SA	2,101,115
42,773		Publicis Groupe SA	3,941,754
65,807		Sanofi	6,538,420
75,919		TotalEnergies SE	4,764,628
17,490		Vinci SA	2,372,456
		TOTAL	50,507,915
		Germany—6.8%
41,582		Bayerische Motoren Werke AG	4,361,361
84,348		Daimler Truck Holding AG	3,972,310
132,053		Deutsche Bank AG	4,637,993
129,494		Deutsche Telekom AG	4,736,172
8,236		Hannover Rueckversicherung SE	2,400,049
8,065		Muenchener Rueckversicherungs-Gesellschaft AG	5,144,731
32,230		Siemens AG	8,923,794
53,281		Siemens Healthineers AG	2,951,368
		TOTAL	37,127,778
		Hong Kong—0.9%
360,501		Prudential PLC	4,818,797
		Ireland—2.3%
32,608		CRH PLC	3,674,795
52,756		Kerry Group PLC	4,828,141
92,755		Smurfit WestRock PLC	4,392,877
		TOTAL	12,895,813
		Italy—1.5%
186,014		Eni SpA	3,322,043
62,137		UniCredit SpA	4,808,958
		TOTAL	8,131,001
		Japan—7.5%
247,200		KDDI Corp.	4,282,732
186,300		Marubeni Corp.	4,234,401

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
186,400		Mitsubishi Estate Co. Ltd.	$ 4,001,578
454,700		Mitsubishi UFJ Financial Group, Inc.	6,872,330
179,800		Mizuho Financial Group, Inc.	5,882,188
187,600		MS&AD Insurance Group Holdings, Inc.	4,363,335
145,000		Sony Group Corp.	4,001,509
103,300		Takeda Pharmaceutical Co. Ltd.	3,110,512
236,300		Toyota Motor Corp.	4,608,778
		TOTAL	41,357,363
		Netherlands—0.8%
44,909		Heineken N.V.	3,628,143
103,556		Stellantis N.V.	994,757
		TOTAL	4,622,900
		Russia—0.0%
8,422,100	[1,2]	Alrosa PJSC	0
		Singapore—0.7%
146,299		United Overseas Bank Ltd.	4,007,844
		South Korea—2.5%
38,260		Kia Corp.	2,900,597
67,567		Samsung Electronics Co. Ltd.	3,380,776
88,326		Shinhan Financial Group Co. Ltd.	4,142,247
17,883		SK Hynix, Inc.	3,423,545
		TOTAL	13,847,165
		Spain—2.4%
639,098		Banco Santander, SA	6,096,185
185,061		Bankinter SA	2,757,857
149,675		Endesa SA	4,558,801
		TOTAL	13,412,843
		Sweden—0.6%
125,187		SKF Ab, Class B	3,212,666
		Switzerland—2.1%
34,936		DSM-Firmenich AG	3,410,124
31,626		Nestle SA	2,979,251
39,544		Novartis AG	5,004,346
		TOTAL	11,393,721
		United Kingdom—8.1%
72,312		Anglo American PLC	2,225,171
964,417		Barclays PLC	4,694,755
735,894		Barratt Redrow PLC	3,579,325
695,935		HSBC Holdings PLC	8,918,415
112,056		Imperial Brands PLC	4,731,316
4,659		Linde PLC	2,228,353
311,156		Melrose Industries PLC	2,474,163
744,477		Rentokil Initial PLC	3,684,483
182,162		Shell PLC	6,740,929
209,704		SSE PLC	4,902,182
		TOTAL	44,179,092
		TOTAL COMMON STOCKS (IDENTIFIED COST $224,428,958)	261,871,685

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—48.9%
16,034,739	Federated Hermes International Growth Fund, Institutional Shares (IDENTIFIED COST $179,969,552)	$268,100,843
	TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $404,398,510)	529,972,528
	OTHER ASSETS AND LIABILITIES - NET—3.4%[3]	18,376,390
	NET ASSETS—100%	$548,348,918
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2025	$—	$459,003,467	$459,003,467
Purchases at Cost	$90,385,109	$—	$90,385,109
Proceeds from Sales	$(90,385,109)	$(205,111,195)	$(295,496,304)
Change in Unrealized Appreciation/Depreciation	$—	$(50,291,589)	$(50,291,589)
Net Realized Gain/(Loss)	$—	$64,500,160	$64,500,160
Value as of 8/31/2025	$—	$268,100,843	$268,100,843
Shares Held as of 8/31/2025	—	16,034,739	16,034,739
Dividend Income	$179,151	$—	$179,151

*	At August 31, 2025, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$12,685,930	$249,185,755	$0	$261,871,685
Investment Company	268,100,843	—	—	268,100,843
TOTAL SECURITIES	$280,786,773	$249,185,755	$0	$529,972,528